CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash Flow from operating activities
Loss for the period	€ (10,586)	€ (15,481)	€ (13,978)
Depreciation and amortization	3,100	3,442	4,211
Foreign currency exchange differences on loans to subsidiaries	(1,200)	1,466	(828)
Changes in financial assets due to fair value valuation	291	11	(174)
Share-based compensation expense	305	671	671
Change in impairment of trade receivables	99	29	15
Non-cash expense on financial liabilities	1,976	1,505	874
Change in fair value of derivative equity forward	(752)	715	106
Change in inventory allowance	851	(1)	(21)
Interest paid	263	258	320
Interest received	(85)	(92)	(93)
Loss on disposal of intangibles and property, plant and equipment	17	42	354
Other	92	63	92
Change in working capital	(908)	774	1,859
Trade and other receivables, inventories and current assets	(1,375)	1,501	(759)
Trade payables	585	(781)	358
Other liabilities, contract liabilities and provisions	(82)	(417)	2,286
Change in restricted cash	(44)	463
Income tax payable/receivables	8	8	(26)
Total	(6,537)	(6,598)	(6,592)
Cash Flow from investing activities
Payments to acquire property, plant and equipment and intangible assets	(1,041)	(139)	(1,100)
Proceeds from disposal of financial assets		4,962	8,373
Payments to acquire financial assets	(10,486)	(994)	(2,725)
Interest received	85	92	93
Total	(11,442)	3,921	4,641
Cash Flow from financing activities
Change in security deposit	16
Repayment of lease liabilities	(334)	(412)	(397)
Repayment of long-term debt	(1,004)	(863)	(969)
Proceeds from issuance of long-term debt		5,000	529
Proceeds from issuance of shares	26,619
Share issue cost	(3,217)
Change in restricted cash	(2,298)
Interest paid	(263)	(258)	(320)
Total	19,519	3,467	(1,157)
Net increase (decrease) in cash and cash equivalents	1,540	790	(3,108)
Cash and cash equivalents at beginning of period	5,324	4,368	7,402
Changes to cash and equivalents due to foreign exchanges rates	163	166	74
Cash and cash equivalents at end of period	€ 7,027	€ 5,324	€ 4,368